--------------------------------------------------------------------------------

[LOGO]
         Wanger U.S. Small Cap Advisor


         Annual Report
         December 31, 1995

-------------------------------------------------------------------------------
Wanger U.S. Small Cap Advisor Annual Report 1995

In a Nutshell
--------------------------------------------------------------------------------

Wanger U.S. Small Cap Advisor returned 16% to investors during the eight months the Fund was in operation during 1995. Through September, our performance was boosted by a number of winners in our information and finance groups. Our best stocks were Silver King (TV stations), Sierra On-line (computer games) and Aames (home equity lending). We more than doubled our money in each stock.

  The fourth quarter of 1995 was more of a struggle. Rising U.S. consumer debt delinquencies and bankruptcies spooked our credit card stocks (First USA, Peoples Bank). A few weak energy stocks also hurt performance. Our disappointing fourth quarter results pushed us slightly below the market averages shown in the table for the period from the commencement of the Fund's operations (May 3, 1995) through the end of the year.

  Our approach to investing is to buy the stocks of small- and medium-size companies that we believe will benefit from favorable long-term social, economic, or political trends. We have packed our portfolio with these companies and are ready for the new year. Bring on 1996!

Results to December 31, 1995
--------------------------------------------------------------------------------

                                                 Since
                                 4th quarter  May 3, 1995
                                 ------------------------
Wanger U.S. Small Cap Advisor --     3.8%         16.0%
Dow-Jones                            7.5%         20.4%
Standard & Poor's 500                6.0%         21.8%
Standard & Poor's MidCap             1.4%         18.7%
Russell 2000                         2.2%         20.1%


The Dow Jones Industrial Average includes 30 big companies. The S&P 500 is a broad market-weighted average, still blue chip dominated. The S&P MidCap 400 is a market value weighted index of 400 stocks that are in the next tier down from the S&P 500. The Russell 2000 is formed by taking 3,000 companies and then eliminating the largest 1,000 leaving a good small company index. All indices are unmanaged and returns include reinvested dividends.

Net Asset Value Per Share as of 12/31/95: $11.60

--------------------------------------------------------------------------------
      The Value of a $10,000 Investment in Wanger U.S. Small Cap Advisor
      May 3, 1995 through December 31, 1995


                         [GRAPH APPEARS HERE]

                            Wanger US Small Cap         Russell 2000
                            -------------------         ------------

           5/3/95               $10,000                   $10,000
           5/31/95              $ 9,870                   $10,172
           6/30/95              $10,770                   $10,700
           7/31/95              $11,560                   $11,316
           8/31/95              $11,940                   $11,550
           9/30/95              $12,060                   $11,757
           10/31/95             $11,380                   $11,231
           11/30/95             $11,640                   $11,703
           12/31/95             $11,600                   $12,012

This graph compares the results of $10,000 invested in Wanger U.S. Small Cap Advisor on May 3, 1995 (the date the Fund began operations) with the Russell 2000 with dividends reinvested. Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
Wanger U.S. Small Cap Advisor Statement of Investments         December 31, 1995

Number of Shares                                                           Value
--------------------------------------------------------------------------------
Common Stocks and Other Equity-Like
Securities--94.9%
               Information Group--24.5%
--------------------------------------------------------------------------------
               Broadcasting and CATV--4.6%
 20,000        Tele-Communications, Liberty                           $  537,500
               Media Group (b)
 19,000        International Family Entertainment (b)                    311,125
 12,000        Jones Intercable, Cl. A (b)                               148,500
--------------------------------------------------------------------------------
                                                                         997,125
               Mobile Communications--4.6%
 15,000        Cellular Communications of                                416,250
               Puerto Rico (b)
 18,000        Vanguard Cellular Systems (b)                             364,500
 10,600        Mobile Telecommunication                                  226,575
               Technologies (b)
--------------------------------------------------------------------------------
                                                                       1,007,325
               Software--2.2%
 25,500        CACI International (b)                                    302,813
  4,300        Business Records Corporation (b)                          169,850
--------------------------------------------------------------------------------
                                                                         472,663
               Instrumentation--2.7%
 30,000        COMARCO (b)                                               435,000
 10,000        Thermo Spectra (b)                                        156,250
--------------------------------------------------------------------------------
                                                                         591,250
               Computer Systems--2.5%
 12,500        Solectron (b)                                             551,563

               Distribution--2.1%
 22,200        Richey Electronics (b)                                    288,600
 23,000        Bell Microproducts (b)                                    166,750
--------------------------------------------------------------------------------
                                                                         455,350
               Components and Peripherals--5.8%
 15,000        In Focus Systems (b)                                      541,875
 25,000        Oak Industries (b)                                        468,750
 14,000        Planar Systems (b)                                        267,750
--------------------------------------------------------------------------------
                                                                       1,278,375
--------------------------------------------------------------------------------
               Information Group--Total                                 5,353,651

               Health Care Group--8.9%
--------------------------------------------------------------------------------
               Medical Equipment--7.2%
 42,000        Kinetic Concepts                                       $  504,000
 30,000        AMSCO International (b)                                   446,250
 14,000        Thermedics (b)                                            388,500
  9,000        Invacare                                                  227,250
--------------------------------------------------------------------------------
                                                                       1,566,000
               Services--1.7%
 15,000        Lincare Holding (b)                                       375,000
--------------------------------------------------------------------------------
               Health Care Group--Total                                 1,941,000

               Consumer Goods and Services Group--14.0%
--------------------------------------------------------------------------------
               Retail--4.0%
 30,000        Borders (b)                                               555,000
 18,500        Dave & Buster's                                           224,312
 10,000        Duckwall Alco Stores (b)                                  102,500
--------------------------------------------------------------------------------
                                                                         881,812
               Entertainment and Leisure--3.3%
 20,000        Rio Hotel & Casino (b)                                    237,500
 13,000        Station Casinos (b)                                       190,125
  5,000        GC Companies (b)                                          167,500
 35,000        Monarch Casino & Resort (b)                               122,500
--------------------------------------------------------------------------------
                                                                         717,625
               Restaurants--1.8%
 35,000        Quantum Restaurant Group (b)                              393,750

               Manufacturers--4.9%
 21,000        Newell Companies                                          543,375
 15,000        Liz Claiborne                                             416,250
 10,000        Hampshire Group (b)                                       120,000
--------------------------------------------------------------------------------
                                                                       1,079,625
--------------------------------------------------------------------------------
               Consumer Group--Total                                   3,072,812


================================================================================
Wanger U.S. Small Cap Advisor Statement of Investments         December 31, 1995


Number of Shares                                                           Value
--------------------------------------------------------------------------------
                   Finance Group-22.7%
--------------------------------------------------------------------------------
                   Savings & Loans-5.7%
 18,000            Washington Federal                                 $  461,250
 22,000            Peoples Bank Bridgeport                               418,000
 10,000            Bell Bancorp                                          357,500
--------------------------------------------------------------------------------
                                                                       1,236,750
                   Insurance-3.9%
 18,000            Transnational Re                                      441,000
 17,000            Leucadia National                                     425,000
--------------------------------------------------------------------------------
                                                                         866,000
                   Money Management-1.7%
 17,000            SEI Corporation                                       369,750

                   Credit Cards-4.3%
 20,000            National Data                                         495,000
 10,000            First USA                                             443,750
--------------------------------------------------------------------------------
                                                                         938,750
                   Other-7.1%
 35,000            Baker Fentress                                        586,250
 30,000            DVI Health Services (b)                               420,000
 28,000            Americredit (b)                                       381,500
 30,000            Cash America International                            165,000
--------------------------------------------------------------------------------
                                                                       1,552,750
--------------------------------------------------------------------------------
                   Finance Group-Total                                 4,964,000

                   Industrial Goods and Services-14.1%
--------------------------------------------------------------------------------
                   Machinery-2.8%
 25,000            Zoltek Companies (b)                               $  418,750
 10,600            Atchison Casting (b)                                  127,200
  3,750            Baldor Electric                                        75,468
--------------------------------------------------------------------------------
                                                                         621,418
                   Steel-1.2%
  8,000            UCAR International (b)                                270,000

                   Furniture and Textiles-3.9%
 33,000            Lilly Industries, Cl. A                               420,750
 19,000            Unifi                                                 420,375
--------------------------------------------------------------------------------
                                                                         841,125
                   Services-6.2%
 29,000            Wackenhut, Cl. B                                      449,500
 35,000            AG Services of America (b)                            332,500
 25,000            NuCo2 (b)                                             325,000
 19,000            Thomas Group (b)                                      256,500
--------------------------------------------------------------------------------
                                                                       1,363,500
--------------------------------------------------------------------------------
                   Industrial Group-Total                              3,096,043


================================================================================
Wanger U.S. Small Cap Advisor Statement of Investments         December 31, 1995


Number of Shares                                                           Value
--------------------------------------------------------------------------------
               Energy and Minerals Group--10.7%
--------------------------------------------------------------------------------
               Cogeneration--4.8%
    24,000     The AES Corporation (b)                               $   573,000
    29,000     Thermo Ecotek (b)                                         485,750
--------------------------------------------------------------------------------
                                                                       1,058,750
               Oil & Gas Producer--3.5%
    36,000     Abraxas Petroleum (b)                                     225,000
    25,000     Tesoro Petroleum (b)                                      215,625
    10,000     United Meridian (b)                                       173,750
    14,700     Global Natural Resources (b)                              154,350
--------------------------------------------------------------------------------
                                                                         768,725
               Refining/Marketing--1.0%
    24,000     NGC Corporation                                           213,000

               Oil Services--1.4%
     7,000     Atwood Oceanics (b)                                       176,750
     5,000     Seacor Holdings (b)                                       135,000
--------------------------------------------------------------------------------
                                                                         311,750
--------------------------------------------------------------------------------
                Energy Group--Total                                     2,352,225
--------------------------------------------------------------------------------
Total Common Stocks and Other
Equity-Like Securities--94.9%                                        $20,779,731
--------------------------------------------------------------------------------
                     (Cost: $20,340,288)
Cash and Other Assets
Less Liabilities--5.1%                                                 1,123,805
--------------------------------------------------------------------------------
Total Net Assets--100%                                               $21,903,536
--------------------------------------------------------------------------------

Notes To Statement of Investments:

a) At December 31, 1995, for federal income tax purposes cost of investments was $20,340,288 and net unrealized appreciation was $439,443 consisting of gross unrealized appreciation of $1,596,638 and gross unrealized depreciation of $1,157,195.

b)  Non-income producing security.


See accompanying notes to financial statements.

================================================================================
Report of Independent Auditors

To the Shareholders of Wanger U.S. Small
Cap Advisor and the Trustees of
Wanger Advisors Trust

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Wanger U.S. Small Cap Advisor as of December 31, 1995, the related statements of operations and changes in net assets and the financial highlights for the period from May 3, 1995 (commencement of operations) through December 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

  We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Wanger U.S. Small Cap Advisor at December 31, 1995, the results of its operations and changes in its net assets and the financial highlights for the period from May 3, 1995 through December 31, 1995 in conformity with generally accepted accounting principles.


                                                               ERNST & YOUNG LLP
Chicago, Illinois
January 31, 1996


================================================================================
Wanger U.S. Small Cap Advisor Statement of Assets              December 31, 1995
  and Liabilities

Assets
Investments, at value (cost: $20,340,288)                           $20,779,731
Cash                                                                  1,045,491
Organization costs                                                       86,672
Receivable for:
 Fund shares sold                                    $305,337
 Dividends                                             13,525           318,862
-------------------------------------------------------------------------------
 Total assets                                                        22,230,756


Liabilities and Net Assets
Payable for:
 Securities purchased                                  225,000
 Amount owed to advisor                                 86,780
 Other                                                  15,440
-------------------------------------------------------------------------------
 Total liabilities                                                      327,220
-------------------------------------------------------------------------------

Net assets applicable to Fund shares outstanding                    $21,903,536
-------------------------------------------------------------------------------
Fund shares outstanding                                               1,888,396
-------------------------------------------------------------------------------

Pricing of Shares
Net asset value, offering price and redemption price per share      $     11.60
-------------------------------------------------------------------------------

Analysis of Net Assets
Paid-in capital                                                     $21,506,936
Undistributed net realized gain on sales of investments                  59,816
Unrealized appreciation of investments                                  439,443
Net investment loss                                                    (102,659)
-------------------------------------------------------------------------------
Net assets applicable to Fund shares outstanding                    $21,903,536
-------------------------------------------------------------------------------

See accompanying notes to financial statements.

================================================================================
U.S. Small Cap Advisor Statement of Operations          December 31, 1995

                                           May 3, 1995 through December 31, 1995

Investment Income:
 Dividends                                                         $     40,287
 Interest                                                                    46
-------------------------------------------------------------------------------
   Total investment income                                               40,333

Expenses:
 Investment advisory fee                                                 71,496
 Custodian fees and expenses                                              5,384
 Legal and audit fees and expenses                                       52,389
 Reports to shareholders                                                  4,437
 Transfer agent fees and expenses                                         2,172
 Amortization of organization costs                                      13,328
 Trustees' fees and other expenses                                       13,000
 Insurance                                                                4,941
 Other expenses                                                           1,025
-------------------------------------------------------------------------------
   Total Expenses                                                       168,172
   Less custodian fees paid indirectly                                   (5,384)
   Less reimbursement of expenses by advisor                            (19,796)
-------------------------------------------------------------------------------
   Net expenses                                                         142,992
-------------------------------------------------------------------------------
Net investment loss                                                    (102,659)
Net realized and unrealized gain on investments:
 Net realized gain on sales of investments                               59,816
 Net change in unrealized appreciation                                  439,443
-------------------------------------------------------------------------------
Net realized and unrealized gain on investments                         499,259
-------------------------------------------------------------------------------
Net increase in net assets resulting from operations                $   396,600


================================================================================
Wanger U.S. Small Cap Advisor Statement   May 3, 1995 through December 31, 1995
  of Changes in Net Assets
-------------------------------------------------------------------------------
From operations:
-------------------------------------------------------------------------------
 Net investment loss                                                $  (102,659)
 Net realized gain on sales of investments                               59,816
 Net change in unrealized appreciation                                  439,443
-------------------------------------------------------------------------------
   Net increase in net assets resulting from operations                 396,600
From Fund share transactions:
 Proceeds from shares sold                                           24,819,962
 Payments for shares redeemed                                        (3,438,708)
-------------------------------------------------------------------------------
   Net increase in net assets from Fund share transactions           21,381,254
-------------------------------------------------------------------------------
Total increase in net assets                                         21,777,854

Net assets:
 Beginning of period (May 3, 1995)                                      125,682
-------------------------------------------------------------------------------
 End of period (including net investment loss of $102,659)          $21,903,536
-------------------------------------------------------------------------------

See accompanying notes to financial statements.

================================================================================================
Wanger U.S. Small Cap Advisor Financial Highlights                             December 31, 1995


                                                           May 3, 1995 through December 31, 1995
------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period                                                 $     10.00
Income From Investment Operations
  Net investment loss                                                                       (.05)
  Net realized and unrealized gain on investments                                           1.65
------------------------------------------------------------------------------------------------
  Total from investment operations                                                          1.60
Net Asset Value, end of period                                                       $     11.60
================================================================================================
Total Return                                                                               16.00%
Ratios / Supplemental Data:
  Ratio of expenses to average net assets (a) (b)                                           2.08%*
  Ratio of net investment loss to average net assets (b)                                   (1.44)%*
  Portfolio turnover rate                                                                     59%*
  Net assets at end of period                                                        $21,903,536
================================================================================================

* Annualized

a) In accordance with a requirement by the Securities and Exchange Commission, this ratio reflects gross custodian fees. This ratio net of custodian fees paid indirectly would have been 2.00%.

b) The Fund was reimbursed by the Advisor for certain net expenses from May 3, 1995 through December 31, 1995. Without the reimbursement, the ratio of expenses to average net assets and the ratio of net investment loss to average net assets would have been 2.35% and (1.71%), respectively.

    See accompanying notes to financial statements.

===============================================================================
Wanger U.S. Small Cap Advisor Notes to Financial Statements   December 31, 1995

1. Nature of operations

Wanger U.S. Small Cap Advisor (the "Fund") is a series of Wanger Advisors Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The investment objective of the Fund is to seek long-term growth of capital. The Fund is available only for allocation to certain life insurance company separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts, and may also be offered directly to certain types of pension plans and retirement arrangements. The Fund commenced operations on May 3, 1995.

2. Significant Accounting Policies

Security valuation

Investments are stated at current value. Securities traded on securities exchanges or in over-the-counter markets in which transaction prices are reported are valued at the last sales price at the time of valuation, or lacking any reported sales on that day, at the midpoint of the most recent bid and offer. Money market instruments having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis. Securities for which quotations are not readily available and any other assets are valued at a fair value as determined in good faith by the Board of Trustees.

Security transactions and investment income

Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts on money market instruments and long-term debt instruments when required for federal income tax purposes. Realized gains and losses from security transactions are reported on an identified cost basis.

Fund share valuation

Fund shares are sold and redeemed on a continuing basis at net asset value. Net asset value per share is determined daily as of the close of trading on the New York Stock Exchange on each day the Exchange is open for trading by dividing the total value of the Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding.

Custodian fees

Custodian fees are reduced based on the Fund's cash balances maintained with the custodian. This presentation does not affect the determination of net investment income.

===============================================================================
Wanger U.S. Small Cap Advisor Notes to Financial Statements   December 31, 1995


Federal income taxes, dividends and distributions to shareholders

It is the Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, to distribute all of its taxable income, as well as any net realized gain on sales of investments reportable for federal income tax purposes.

     Dividends and distributions payable to its shareholders are recorded by the Fund on the ex-dividend date.

3. Transactions with Affiliates

The Fund's portfolio and business affairs are managed by its investment advisor, Wanger Asset Management, L.P. ("WAM"). The Fund pays WAM a monthly advisory fee based upon average daily net assets at the following annual rates: 1% up to $100 million, .95% in excess of $100 million and up to $250 million, and .90% in excess of $250 million.

     The investment advisory agreement also provides that WAM will reimburse the Fund to the extent that ordinary operating expenses (computed based on net custodian fees) exceed 2% of average net assets. For the period ended December 31, 1995, WAM reimbursed the Fund $19,796.

     Certain officers and trustees of the Trust are also principals of WAM. The Trust makes no direct payments to its officers and trustees who are affiliated with WAM. The Fund incurred trustees' fees and expenses of $13,000 in 1995 to trustees not affiliated with WAM.

     WAM advanced $100,000 in connection with the organization and initial registration of the Fund. These costs are being amortized and reimbursed to WAM over the period May, 1995 through April, 2000.

4. Fund Share Transactions

Proceeds and payments on Fund shares as shown in the statement of changes in net assets are in respect of the following numbers of shares:

                                          Period ended 12/31/95
---------------------------------------------------------------
Shares sold                                           2,170,461
Less shares redeemed                                    294,633
---------------------------------------------------------------
Net increase in shares outstanding                    1,875,828
===============================================================

5. Investment transactions

                                          Period ended 12/31/95
---------------------------------------------------------------
Investment securities
(excluding money market instruments):
Purchases                                           $24,736,475
Proceeds from sales                                   4,456,003
===============================================================

========================================================================================================================
Wanger U.S. Small Cap Advisor

------------------------------------------------------------------------------------------------------------------------
Trustees                     Fred D. Hasselbring                           James A. Star
                             Terence M. Hogan                              Ralph Wanger
                             Charles P. McQuaid                            Leah J. Zell
                             P. Michael Phelps
------------------------------------------------------------------------------------------------------------------------
Officers                     Ralph Wanger, President                       Merrillyn J. Kosier,
                             Charles P. McQuaid, Senior Vice President       Vice President and Secretary
                             Terence M. Hogan, Vice President              Bruce H. Lauer, Vice President and Treasurer
                             Leah J. Zell, Vice President                  Kenneth A. Kalina, Assistant Treasurer
------------------------------------------------------------------------------------------------------------------------
Transfer Agent, Dividend     State Street Bank and Trust Company
Disbursing Agent and         Attention: Wanger Advisors Trust
Custodian                    P.O. Box 8502
                             Boston, Massachusetts 02266-8502
                             1-800-4-WANGER
                             (1-800-492-6437)
------------------------------------------------------------------------------------------------------------------------
Investment Advisor           Wanger Asset Management, L.P.
                             227 West Monroe Street, Suite 3000
                             Chicago, Illinois 60606
                             (312) 634-9200
------------------------------------------------------------------------------------------------------------------------
Legal Counsel                Bell, Boyd & Lloyd
                             Chicago, Illinois
------------------------------------------------------------------------------------------------------------------------
Auditors                     Ernst & Young LLP
                             Chicago, Illinois

This report, including the audited financial statements contained herein, is submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution unless preceded or accompanied by a prospectus.

=============================================================================
[LOGO] Wanger International Small Cap Advisor




       Annual Report

       December 31, 1995

=============================================================================
Wanger International Small Cap Advisor Annual Report 1995


In a Nutshell
-----------------------------------------------------------------------------
Wanger International Small Cap Advisor had an extraordinary 1995. We began operations on May 3, 1995. For the period from May 3 to the end of the year, the foreign markets were up about 2%. Your fund went up 34.5%.

     For the fourth quarter of 1995, your fund was up 4.2%, ahead of the two market averages shown in the table.

     Many of the best stocks of 1995 were in Europe. Our fund is a small cap fund, not an emerging markets fund, so we have the majority of our investments in the developed markets of Europe, Japan, Canada, and Australia. We participate in the high-risk, high-return emerging markets, but only with part of our money.

Results to December 31, 1995
-----------------------------------------------------------------------------

                                                                        Since
                                                    4th quarter   May 3, 1995
                                                    -------------------------
Wanger Int'l Small Cap                                     4.2%         34.5%
EAFE                                                       3.6%          4.1%
Lipper Int'l Small Co.                                    -0.3%          7.5%
Funds Average

EAFE is Morgan Stanley's Europe, Australia and Far East Index. EAFE is an unmanaged index of companies throughout the world in proportion to world stock market capitalization, excluding the U.S. and Canada. The Lipper International Small Company Funds Average is a new group comprised of twelve small company international funds.

Net Asset Value Per Share as of 12/31/95: $13.45

=============================================================================
                     The Value of a $10,000 Investment in
                    Wanger International Small Cap Advisor
                     May 3, 1995 through December 31, 1995

                             [GRAPH APPEARS HERE]

Total Return
Life of Fund 34.5%

                             Wanger International
Measurement Period            Small Cap Advisor             EAFE
------------------           --------------------        ----------
 5/3/95                      $10,000                     $10,000
 5/31/95                     $10,790                     $ 9,867
 6/30/95                     $10,970                     $ 9,681
 7/31/95                     $11,910                     $10,270
 8/31/95                     $12,290                     $ 9,864
 9/30/95                     $12,910                     $10,044
10/31/95                     $12,700                     $ 9,760
11/30/95                     $12,660                     $10,019
12/31/95                     $13,450                     $10,409

This graph compares the results of $10,000 invested in Wanger International Small Cap Advisor on May 3, 1995 (the date the Fund began operations) with Morgan Stanley's Europe, Australia and Far East Index (EAFE). Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost.

      ===================================================================
         5/95        6/95                         9/95           12/31/95

                   +9.7%                        +17.7%              +4.2%
      -------------------------------------------------------------------
      Wanger International Small Cap Advisor Total Return for Each Period


==================================================================================================
Wanger International Small Cap Advisor Statement of Investments                December 31, 1995


Number of Shares                                                   Value
--------------------------------------------------------------------------------
Common Stocks and Other Equity-Like

Securities--95.3%
                  Europe--45.8%
--------------------------------------------------------------------------------
                  Germany/Austria--4.6%
--------------------------------------------------------------------------------
        3,120     Rhoen Klinikum Ord.                                 $  309,537
                  Hospital Management
        1,200     BWT                                                    123,324
                  Water Filtration Systems (Austria)
        1,000     Fresenius Pfd.                                          95,019
                  Dialysis Equipment and Solutions
--------------------------------------------------------------------------------
                                                                         527,880
                  Denmark--2.7%
--------------------------------------------------------------------------------
        6,000     Martin Group (b)                                       313,966
                  Computer Controlled Lights

                  Netherlands--3.4%
--------------------------------------------------------------------------------
       20,000     Axxicon Group (b)                                      368,037
                  Plastic Injection Moulds for Compact Discs

                  Finland--2.9%
--------------------------------------------------------------------------------
       10,000     Tietotehdas, Cl. B                                     324,720
                  Computer Services/Consulting

                  Norway--1.7%
--------------------------------------------------------------------------------
        8,000     Elkjoeb Norge                                          198,797
                  Consumer Electronics Retailer

                  Sweden--6.2%
--------------------------------------------------------------------------------
       12,000     Pricer, Cl. B (b)                                      202,807
                  Electronic Shelf Labels for Supermarkets
        9,000     Althin Medical AB                                      183,341
                  Dialysis & Other Medical Equipment
       15,000     HL Display                                             165,233
                  Retail Display Systems
        5,250     Frontec, Series B (b)                                  151,313
                  Computer Consulting and Software
--------------------------------------------------------------------------------
                                                                         702,694
                  France--8.4%
--------------------------------------------------------------------------------
        6,000     Axime Ex Segin (b)                                     462,529
                  Computer Services/Consulting
       10,000     Coflexip                                               188,750
                  Flexible Pipe for Subsea Oil Wells
        1,500     Guilbert                                               176,362
                  Office Supplies Distributor
        1,400     Spir Communication                                     128,535
                  Newspaper Publisher & Printer
--------------------------------------------------------------------------------
                                                                         956,176
                  United Kingdom/Ireland--10.5%
--------------------------------------------------------------------------------
       55,000     Oriflame International                                 345,842
                  Natural Cosmetics
       44,500     Serco Group                                            253,563
                  Facilities Management
       30,000     Capita Group                                           132,747
                  Outsourcing Government Services
        5,000     International Cabletel (b)                             122,500
                  Cable TV & Telephone System
       20,000     N. Brown Group                                          83,219
                  Mail Order Women's Clothing
       12,400     Seton Healthcare Group                                  76,046
                  Pharmaceuticals
       10,000     Biocompatibles International (b)                        73,749
                  Contact Lenses, Coronary Stents & Other
                  Medical Devices
       50,000     City Centre Restaurants                                 72,972
                  Fast Food Restaurants
       15,000     Body Shop International                                 35,399
                  Natural Cosmetics and Toiletries
--------------------------------------------------------------------------------
                                                                       1,196,037
                  Switzerland--2.1%
--------------------------------------------------------------------------------
          300     Phoenix Mecano                                         150,691
                  Electrical Components Manufacturer
           80     Suedelektra Holding (b)                                 86,208
                  Diversified Pool of Commodity-Related Projects
--------------------------------------------------------------------------------
                                                                         236,899
                  Italy--3.3%
--------------------------------------------------------------------------------
       16,000     Brembo (b)                                             185,334
                  Manufacturer of Disk Brake Systems
       50,000     Costa Crociere Ord.                                    122,156
                  Cruise Ship Line
       46,000     Tecnost                                                 75,386
                  ATM, Lotto and Toll Collection Equipment
                  Manufacturer
--------------------------------------------------------------------------------
                                                                         382,876
--------------------------------------------------------------------------------
                  Europe--Total                                        5,208,082


===========================================================================================
Wanger International Small Cap Advisor Statement of Investments            December 31, 1995


Number of Shares                                                           Value
--------------------------------------------------------------------------------
                  Asia--31.9%
--------------------------------------------------------------------------------
                  Hong Kong/China--7.7%
--------------------------------------------------------------------------------
    1,000,000     Golden Harvest Entertainment                          $265,132
                  Movie Distribution & Exhibition
       90,000     New World Infrastructure (b)                           172,271
                  Infrastructure Investments (China)
      150,000     Li and Fung                                            133,859
                  Sourcing of Consumer Goods
       60,000     Varitronix International                               111,355
                  LCD Manufacturer
      200,000     Chen Hsong Holdings                                    104,759
                  Plastic Injection Machines
      120,000     JCG Holdings                                            87,688
                  Consumer Finance
--------------------------------------------------------------------------------
                                                                         875,064
                  Japan--9.6%
--------------------------------------------------------------------------------
        7,000     Hokuto                                                 254,459
                  Mushroom Grower
        2,500     Autobacs Seven                                         207,929
                  Auto Parts Retailer
        3,600     Sankyo Company                                         167,507
                  Pachinko Machine Manufacturer
        3,300     Aucnet                                                 159,946
                  Used Auto Auctions Via Satellite
        6,000     Heiwa                                                  156,456
                  Pachinko Machine Manufacturer
        2,000     Paramount Bed                                          139,589
                  Hospital Bed Manufacturer
--------------------------------------------------------------------------------
                                                                       1,085,886
                  Malaysia--3.8%
--------------------------------------------------------------------------------
       50,000     Sistem Televisyen Malaysia                             180,189
                  Television Franchise
       33,750     Malaysian Assurance Alliance                           152,865
                  Insurance
       13,000     O.Y.L. Industries                                      100,866
                  Air Conditioners
--------------------------------------------------------------------------------
                                                                         433,920
                  Indonesia/Philippines--7.2%
--------------------------------------------------------------------------------
      280,000     Suba Indah                                             186,748
                  Beverage and Food Manufacturer
      350,000     Int'l Container Terminal Services (b)                  183,473
                  Container Handling Terminals & Port
                  Management (Philippines)
      350,000     Universal Robina                                       173,466
                  Snack Foods (Philippines)
      150,000     PILTEL (b)                                             151,544
                  Mobile Communications (Philippines)
       80,000     Mustika Ratu (b)                                       127,706
                  Traditional Cosmetics
--------------------------------------------------------------------------------
                                                                         822,937
                  Singapore--3.6%
--------------------------------------------------------------------------------
       70,000     Venture Manufacturing Warrants                         111,347
                  7/26/99 (b)
                  Contract Manufacturer of Electronic Goods
       17,000     Clipsal Industries                                      38,420
                  Electrical Components
      160,000     Genting International                                  260,800
                  Cruise Line
--------------------------------------------------------------------------------
                                                                         410,567
--------------------------------------------------------------------------------
                  Asia--Total                                          3,628,374

====================================================================================================
Wanger International Small Cap Advisor Statement of Investments                    December 31, 1995

Number of Shares                                         Value
--------------------------------------------------------------
              Latin America--8.0%
--------------------------------------------------------------
              Mexico--5.8%
--------------------------------------------------------------
      61,500  Nadro, Series L                         $207,528
              Pharmaceutical Distributor

      21,000  Grupo Radio Centro                       154,875
              Radio Stations and Networks

      10,000  Kimberly Clark De Mexico                 151,071
              Paper Products

      10,000  Bufete Industrial (b)                    150,000
              Engineering and Construction
--------------------------------------------------------------
                                                       663,474
              Brazil/Chile--2.2%
--------------------------------------------------------------
       5,000  Genesis Chile Fund                       202,500
              Closed-End Fund (Chile)

      70,000  Brazilian Smaller Companies Warrants (b)  49,000
              Closed-End Fund (Brazil)
--------------------------------------------------------------
                                                       251,500
--------------------------------------------------------------
              Latin America--Total                     914,974

              Other Countries--9.6%
--------------------------------------------------------------
              Australia/New Zealand--6.5%
--------------------------------------------------------------
      60,000  Publishing & Broadcasting                209,333
              Media & TV Broadcasting

     114,300  Austereo                                 161,553
              Media - Radio
      25,000  PDL Holdings                             138,933
              Electrical Equipment Manufacturer &
              Distributor (New Zealand)

      80,000  Just Jeans Holdings                      115,453
              Jeans & Fashion Retail Stores

     350,000  Command Petroleum Holdings (b)           106,750
              Oil and Gas Exploration
--------------------------------------------------------------
                                                       732,022
--------------------------------------------------------------
              Canada--3.1%
--------------------------------------------------------------
      50,000  Tesco (b)                                242,870
              Rental of Drilling Equipment

      20,000  Veritas Energy Services (b)              109,979
              Geophysical Contractor
--------------------------------------------------------------
                                                       352,849
--------------------------------------------------------------
              Other--Total                           1,084,871

Total Common Stocks and Other
Equity-Like Securities--95.3%                       10,836,301
--------------------------------------------------------------
              (Cost:$9,726,347)
Cash and Other Assets
Less Liabilities--4.7%                                 532,623
--------------------------------------------------------------
Total Net Assets--100%                             $11,368,924
--------------------------------------------------------------

Notes to Statement of Investments:

a) At December 31, 1995, for federal income tax purposes cost of investments was $9,759,245 and net unrealized appreciation was $1,077,056 consisting of gross unrealized appreciation of $1,329,208 and gross unrealized depreciation of $252,152.

b) Non-income producing security.

See accompanying notes to financial statements.

==========================================================================================================
Wanger International Small Cap Advisor Statement of Investments                          December 31, 1995

At December 31, 1995, the Fund's portfolio of investments as a percentage of net assets was diversified as follows:
                                     Value   Percent
----------------------------------------------------
Information Group
----------------------------------------------------
Computer Systems                $  936,666      8.2%
----------------------------------------------------
Broadcasting and CATV              828,450      7.3
----------------------------------------------------
Consumer Electronics               499,263      4.4
----------------------------------------------------
Mobile Communications              151,544      1.3
----------------------------------------------------
Software                           151,313      1.3
----------------------------------------------------
Distribution                       128,535      1.2
----------------------------------------------------
                                 2,695,771     23.7
Health Care
----------------------------------------------------
Biotechnology/Drug Delivery        388,333      3.4
----------------------------------------------------
Services                           383,286      3.4
----------------------------------------------------
Hospital/Laboratory Supplies       234,608      2.1
----------------------------------------------------
Equipment                          183,341      1.6
----------------------------------------------------
                                 1,189,568     10.5

Consumer Goods and Services
----------------------------------------------------
Retail                           1,650,847     14.5
----------------------------------------------------
Entertainment and Leisure          706,919      6.2
----------------------------------------------------
Manufacturers                      705,024      6.2
----------------------------------------------------
Food                               687,645      6.1
----------------------------------------------------
                                 3,750,435     33.0

Finance Group
----------------------------------------------------
Money Management                   423,771      3.7
----------------------------------------------------
Other                            1,042,853      9.2
----------------------------------------------------
                                 1,466,624     12.9

Industrial Goods and Services
----------------------------------------------------
Machinery Processing               752,081      6.6
----------------------------------------------------
Services                           183,473      1.6
----------------------------------------------------
Forest Products and Construction   150,000      1.3
----------------------------------------------------
                                 1,085,554      9.5

Energy and Minerals
----------------------------------------------------
Oil Services                       431,620      3.8
----------------------------------------------------
Oil and Gas Producers              216,729      1.9
----------------------------------------------------
                                   648,349      5.7

Total Common Stocks and
Other Equity-Like Securities    10,836,301     95.3
----------------------------------------------------
Cash and Other Assets
less Liabilities                   532,623      4.7
----------------------------------------------------
Net Assets                     $11,368,924    100.0%
----------------------------------------------------

===============================================================================
Report of Independent Auditors

To the Shareholders of Wanger International Small Cap Advisor and the Trustees of Wanger Advisors Trust

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Wanger International Small Cap Advisor as of December 31, 1995, the related statements of operations and changes in net assets and the financial highlights for the period from May 3, 1995 (commencement of operations) through December 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

  We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Wanger International Small Cap Advisor at December 31, 1995, the results of its operations and changes in its net assets and the financial highlights for the period from May 3, 1995 through December 31, 1995 in conformity with generally accepted accounting principles.


                                                               ERNST & YOUNG LLP
Chicago, Illinois
January 31, 1996

===============================================================================================================
Wanger International Small Cap Advisor Statement of Assets and Liabilities                    December 31, 1995


Assets
Investments, at value (cost: $9,726,347)                                                            $10,836,301
Cash                                                                                                    883,814
Organization costs                                                                                       86,672
Receivable for:
  Securities sold                                                                          79,781
  Dividends                                                                                 2,963
  Fund shares sold                                                                        177,438       260,182
---------------------------------------------------------------------------------------------------------------
  Total assets                                                                                       12,066,969

Liabilities and Net Assets
Payable for:
  Securities purchased                                                                    594,769
  Fund shares redeemed                                                                         81
  Amount owed to advisor                                                                   86,740
  Other                                                                                    16,455
---------------------------------------------------------------------------------------------------------------
  Total liabilities                                                                                     698,045
---------------------------------------------------------------------------------------------------------------
Net assets applicable to Fund shares outstanding                                                    $11,368,924
---------------------------------------------------------------------------------------------------------------
Fund shares outstanding                                                                                 845,182
===============================================================================================================

Pricing of Shares
Net asset value, offering price and redemption price per share                                          $13.45
---------------------------------------------------------------------------------------------------------------

Analysis of Net Assets
Paid-in capital                                                                                     $10,233,014
Accumulated net realized gain on sales of investments and foreign currency transactions                  53,357
Unrealized appreciation of investments and foreign currency transactions                              1,109,954
Net investment loss                                                                                     (27,401)
---------------------------------------------------------------------------------------------------------------
Net assets applicable to Fund shares outstanding                                                    $11,368,924
===============================================================================================================

See accompanying notes to financial statements.

==============================================================================================
Wanger International Small Cap Advisor Statement of Operations               December 31, 1995

                                                         May 3, 1995 through December 31, 1995
----------------------------------------------------------------------------------------------
Investment Income:
 Dividends (net of foreign taxes of $5,769)                                        $    39,708
 Interest                                                                                  161
----------------------------------------------------------------------------------------------
   Total investment income                                                              39,869
Expenses:
 Investment advisory fee                                                                43,726
 Custodian fees and expenses                                                            19,208
 Legal and audit fees and expenses                                                      40,560
 Reports to shareholders                                                                 3,199
 Amortization of organization costs                                                     13,328
 Trustees' fees                                                                         13,000
 Insurance                                                                               4,941
 Other expenses                                                                          3,186
----------------------------------------------------------------------------------------------
   Total expenses                                                                      141,148
   Less custodian fees paid indirectly                                                 (10,886)
   Less reimbursement of expenses by advisor                                           (62,992)
----------------------------------------------------------------------------------------------
   Net expenses                                                                         67,270
----------------------------------------------------------------------------------------------
Net investment loss                                                                    (27,401)
Net realized and unrealized gain on investments:
 Net realized gain on sales of investments                                              53,290
 Net realized gain on foreign currency transactions                                         67
 Net change in unrealized appreciation                                               1,109,954
----------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                      1,163,311
----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $ 1,135,910
==============================================================================================

Wanger International Small Cap Advisor Statement of Changes in Net Assets
==============================================================================================
From operations:
 Net investment loss                                                               $   (27,401)
 Net realized gain on sales of investments                                              53,290
 Net realized gain on foreign currency transactions                                         67
 Net change in unrealized appreciation                                               1,109,954
----------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations                              1,135,910

From Fund share transactions:
 Proceeds from shares sold                                                          11,951,601
 Payments for shares redeemed                                                       (1,844,269)
----------------------------------------------------------------------------------------------
   Net increase in net assets from Fund share transactions                          10,107,332
----------------------------------------------------------------------------------------------
Total increase in net assets                                                        11,243,242

Net Assets:
----------------------------------------------------------------------------------------------
 Beginning of period (May 3, 1995)                                                     125,682
----------------------------------------------------------------------------------------------
 End of period (including net investment loss of $27,401)                          $11,368,924
==============================================================================================

See accompanying notes to financial statements.

================================================================================
Wanger International Small Cap Advisor Financial Highlights    December 31, 1995

                                           May 3, 1995 through December 31, 1995
--------------------------------------------------------------------------------
Net Asset Value, beginning of period                                 $     10.00
Income From Investment Operations
 Net investment loss                                                        (.03)
 Net realized and unrealized gain on investments                            3.48
--------------------------------------------------------------------------------
 Total from investment operations                                           3.45

Net Asset Value, end of period                                       $     13.45
================================================================================

Total Return                                                               34.50%
Ratios/Supplemental Data
 Ratio of expenses to average net assets (a) (b)                            2.32%*
 Ratio of net investment loss to average net assets (b)                    (0.81)%*
 Portfolio turnover rate                                                      14%*
 Net assets at end of period                                         $11,368,924
================================================================================

* Annualized

a) In accordance with a requirement by the Securities and Exchange Commission, this ratio reflects gross custodian fees. This ratio net of custodian fees paid indirectly would have been 2.00%.

b) The Fund was reimbursed by the Advisor for certain net expenses from May 3, 1995 through December 31, 1995. Without the reimbursement, the ratio of expenses to average net assets and the ratio of net investment loss to average net assets would have been been 4.20% and (2.69)%, respectively.


   See accompanying notes to financial statements.

==============================================================================
Wanger International Small Cap Advisor
Notes to Financial Statements                                December 31, 1995


1. Nature of operations

Wanger International Small Cap Advisor (the "Fund") is a series of Wanger Advisors Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The investment objective of the Fund is to seek long-term growth of capital. The Fund is available only for allocation to certain life insurance company separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts, and may also be offered directly to certain types of pension plans and retirement arrangements. The Fund commenced operations on May 3, 1995.

2. Significant Accounting Policies

Security valuation

Investments are stated at current value. Securities traded on securities exchanges or in over-the-counter markets in which transaction prices are reported are valued at the last sales price at the time of valuation, or lacking any reported sales on that day, at the midpoint of the most recent bid and offer. Money market instruments having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis. Securities for which quotations are not readily available and any other assets are valued at a fair value as determined in good faith by the Board of Trustees.

Foreign currency translations

Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gain or loss on investments resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss as appropriate.

Security transactions and investment income

Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund. Interest income is recorded on the accrual basis and includes amortization of discounts on money market instruments and on long-term debt instruments when required for federal income tax purposes. Realized gains and losses from security transactions are reported on an identified cost basis.

Fund share valuation

Fund shares are sold and redeemed on a continuing basis at net asset value. Net asset value per share is determined daily as of the close of trading on the New York Stock Exchange on each day the Exchange is open for trading by dividing the total value of the Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding.

Custodian fees

Custodian fees are reduced based on the Fund's cash balances maintained with the custodian. This presentation does not affect the determination of net investment income.

Federal income taxes, dividends and distributions to shareholders

It is the Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, to distribute all of its taxable income, as well as any net realized gain on sales of investments and foreign currency transactions reportable for federal income tax purposes.

     The Fund will elect to mark-to-market its investment in Passive Foreign Investment Companies ("PFICs") for income tax purposes. In accordance with this election, the Fund recognized unrealized appreciation on PFICs of $32,898 for the period ended December 31, 1995.

     Dividends and distributions payable to its shareholders are recorded by the Fund on the ex-dividend date.

==============================================================================
Wanger International Small Cap Advisor
Notes to Financial Statements                                December 31, 1995



3. Transactions with Affiliates

The Fund's investment advisor, Wanger Asset Management, L.P., ("WAM") furnishes continuing investment supervision to the Fund and is responsible for overall management of the Fund's business affairs. The Fund pays WAM a monthly advisory fee based upon average daily net assets at the following rates: 1.3% up to $100 million, 1.2% in excess of $100 million and up to $250 million and 1.1% in excess of $250 million.

     The investment advisory agreement also provides that WAM will reimburse the Fund to the extent that ordinary operating expenses (computed based on net custodian fees) exceed 2% of average net assets. For the year ended December 31, 1995, WAM reimbursed the Fund $62,992.

     Certain officers and trustees of the Trust are also principals of WAM. The Trust makes no direct payments to its officers and trustees who are affiliated with WAM. The Fund incurred trustees' fees and expenses of $13,000 in 1995 to trustees not affiliated with WAM.

     WAM advanced $100,000 in connection with the organization and initial registration of the Fund. These costs are being amortized and reimbursed to WAM over the period May, 1995 through April, 2000.

4.  Fund Share Transactions

Proceeds and payments on Fund shares as shown in the statement of changes in net assets are in respect of the following numbers of shares:

                                                         Period ended 12/31/95
------------------------------------------------------------------------------
Shares sold                                                            986,106
Less shares redeemed                                                   153,492
------------------------------------------------------------------------------
Net increase in shares outstanding                                     832,614
==============================================================================

5.  Investment transactions

                                                         Period ended 12/31/95
------------------------------------------------------------------------------
Investment securities
(excluding money market instruments):
Purchases                                                          $10,188,942
Proceeds from sales                                                    516,063
==============================================================================

========================================================================================================================
Wanger International Small Cap Advisor

------------------------------------------------------------------------------------------------------------------------
Trustees                     Fred D. Hasselbring                           James A. Star
                             Terence M. Hogan                              Ralph Wanger
                             Charles P. McQuaid                            Leah J. Zell
                             P. Michael Phelps
------------------------------------------------------------------------------------------------------------------------
Officers                     Ralph Wanger, President                       Merrillyn J. Kosier,
                             Charles P. McQuaid, Senior Vice President       Vice President and Secretary
                             Terence M. Hogan, Vice President              Bruce H. Lauer, Vice President and Treasurer
                             Leah J. Zell, Vice President                  Kenneth A. Kalina, Assistant Treasurer
------------------------------------------------------------------------------------------------------------------------
Transfer Agent, Dividend     State Street Bank and Trust Company
Disbursing Agent and         Attention: Wanger Advisors Trust
Custodian                    P.O. Box 8502
                             Boston, Massachusetts 02266-8502
                             1-800-4-WANGER
                             (1-800-492-6437)
------------------------------------------------------------------------------------------------------------------------
Investment Advisor           Wanger Asset Management, L.P.
                             227 West Monroe Street, Suite 3000
                             Chicago, Illinois 60606
                             (312) 634-9200
------------------------------------------------------------------------------------------------------------------------
Legal Counsel                Bell, Boyd & Lloyd
                             Chicago, Illinois
------------------------------------------------------------------------------------------------------------------------
Auditors                     Ernst & Young LLP
                             Chicago, Illinois

This report, including the audited financial statements contained herein, is submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution unless preceded or accompanied by a prospectus.